Offsets	Mar. 30, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Black Titan Corp
Form or Filing Type	F-1
File Number	333-293538
Initial Filing Date	Feb. 18, 2026
Fee Offset Claimed	$ 1,096.87
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Ordinary Shares issuable upon conversion of convertible notes
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 1,096.87
Termination / Withdrawal Statement	A filing fee of $14,915.92 was previously paid in connection with the initially filed Registration Statement on Form S-3 (No. 333-293538) (the "Registration Statement") filed by the registrant on February 18, 2026. The number of securities to be registered have been reduced, and the registration statement has not been declared effective. In accordance with Rule 457(p) of the Securities Act, such previously paid filing fee is being used to offset the filing fee payable in connection with the Amendment No.1 to the Registration Statement on Form F-1 (No. 333-293538). The number of shares has been reduced to $7,942,554.51. As a result, $14,915.92 of the fee previously paid in connection with the Registration Statement remains available to be used to offset the fee currently due. In accordance with Rule 457(p) under the Securities Act, the registrant is using the unused filing fees to offset the filing fee payable in connection with this filing. The registrant respectfully requests that, in accordance with Rule 457(p) under the Securities Act of 1933, as amended, the excess filing fee of $13,819.06 be available for offset against future registration statement filing fees.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Black Titan Corp
Form or Filing Type	F-1
File Number	333-293538
Filing Date	Feb. 18, 2026
Fee Paid with Fee Offset Source	$ 14,915.92